Investment Objectives and Goals - MFS Blended Research Emerging Markets Equity ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Blended Research® Emerging Markets Equity ETF Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.